INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenue	$ 62,272,547	$ 62,452,761	$ 98,502,367	$ 92,058,506
Government grants	2,398	6,481	24,236	12,960
Initial recognition and changes in the fair value of biological assets	719,343		719,343
Cost of sales	(32,962,728)	(33,153,669)	(53,307,802)	(47,652,679)
Research and development expenses	(923,613)	(45,665)	(2,127,352)	(1,094,157)
Selling, general and administrative expenses	(10,497,408)	(10,581,602)	(19,182,319)	(16,662,087)
Share of profit or loss of joint ventures and associates	1,240,958	732,437	1,298,505	812,593
Other income or expenses, net	(286,534)	(400,173)	(181,566)	(298,562)
Operating profit	19,564,963	19,010,570	25,745,412	27,176,574
Finance results	(3,471,629)	(823,618)	(19,868,676)	(14,559,272)
Profit before income tax	16,093,334	18,186,952	5,876,736	12,617,302
Income tax	(3,443,508)	(7,021,142)	(1,204,655)	(5,050,749)
Profit for the period	12,649,826	11,165,810	4,672,081	7,566,553
Other comprehensive (loss) / income	5,834,121	13,883,530	(7,566,525)	(2,511,723)
Items that may be subsequently reclassified to profit and loss	7,397,362	16,218,984	(10,309,083)	(2,992,364)
Exchange differences on translation of foreign operations from joint ventures	1,646,918	3,921,176	(2,688,252)	(1,813,351)
Exchange differences on translation of foreign operations	5,750,444	12,297,808	(7,620,831)	(1,179,013)
Items that will not be subsequently reclassified to loss and profit	(1,563,241)	(2,335,454)	2,742,558	480,641
Revaluation of property, plant and equipment, net of tax, of JV and associates (*)	(206,019)	(261,033)	355,702	301,235
Revaluation of property, plant and equipment, net of tax	(1,357,222)	(2,074,421)	2,386,856	179,406
Total comprehensive (loss) / income	18,483,947	25,049,340	(2,894,444)	5,054,830
Income for the period attributable to:
Equity holders of the parent	11,314,881	6,847,451	4,264,504	4,229,006
Non-controlling interests	1,334,945	4,318,359	407,577	3,337,547
Profit for the period	12,649,826	11,165,810	4,672,081	7,566,553
Total comprehensive (loss) / income attributable to:
Equity holders of the parent	16,286,073	16,505,763	(2,427,318)	2,258,578
Non-controlling interests	2,197,874	8,543,577	(467,126)	2,796,252
Total comprehensive (loss) / income	$ 18,483,947	$ 25,049,340	$ (2,894,444)	$ 5,054,830
Profit per share
Basic and diluted loss attributable to ordinary equity holders of the parent (per share)	$ 0.313	$ 0.190	$ 0.118	$ 0.117